SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION
SEGMENT INFORMATION

23      SEGMENT INFORMATION

The Company has one operating segment, which is the design, build-out and operation of data centers. The Company’s chief operating decision maker is the chief executive officer of the Company who reviews the Company’s consolidated results of operations in assessing performance of and making decisions about allocations to this segment. Accordingly, no reportable segment information is presented.

Substantially all of the Company’s operations and assets are in the PRC. Consequently, no geographic information is presented.